SHAREHOLDERS' EQUITY (Schedule Of Options Outstanding and Exercisable by Exercise Price) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	10,923,169	6,285,630
Weighted average remaining contractual life	8 years 4 months 6 days
Number of exercisable options outstanding	4,536,643
Weighted average remainging contractual life of options	7 years 4 days
Employee Stock Options [Member] | $0.003 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share	0.003
Options Outstanding	2,724,912
Weighted average remaining contractual life	9 years 6 months 18 days
Number of exercisable options outstanding	191,188
Weighted average remainging contractual life of options	9 years 6 months 18 days
Employee Stock Options [Member] | $0.16 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share	0.16
Options Outstanding	329,195
Weighted average remaining contractual life	5 years 1 month 13 days
Number of exercisable options outstanding	329,195
Weighted average remainging contractual life of options	5 years 1 month 13 days
Employee Stock Options [Member] | $0.30 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share	0.30
Options Outstanding	52,924
Weighted average remaining contractual life	3 years 9 months
Number of exercisable options outstanding	52,924
Weighted average remainging contractual life of options	3 years 9 months
Employee Stock Options [Member] | $0.33 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share	0.33
Options Outstanding	2,956,163
Weighted average remaining contractual life	6 years 9 months 11 days
Number of exercisable options outstanding	2,790,580
Weighted average remainging contractual life of options	6 years 9 months 11 days
Employee Stock Options [Member] | $0.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share	0.67
Options Outstanding	712,176
Weighted average remaining contractual life	7 years 1 month 6 days
Number of exercisable options outstanding	533,210
Weighted average remainging contractual life of options	7 years 1 month 2 days
Employee Stock Options [Member] | $1.05 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share	1.05
Options Outstanding	539,238
Weighted average remaining contractual life	7 years 10 months 6 days
Number of exercisable options outstanding	288,588
Weighted average remainging contractual life of options	7 years 9 months 29 days
Employee Stock Options [Member] | $2.33 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share	2.33
Options Outstanding	54,000
Weighted average remaining contractual life	9 years 11 months 1 day
Number of exercisable options outstanding
Weighted average remainging contractual life of options
Employee Stock Options [Member] | $2.34 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share	2.34
Options Outstanding	1,113,009
Weighted average remaining contractual life	8 years 10 months 17 days
Number of exercisable options outstanding	270,975
Weighted average remainging contractual life of options	8 years 7 months 28 days
Employee Stock Options [Member] | $5.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share	5.80
Options Outstanding	66,000
Weighted average remaining contractual life	9 years 6 months 11 days
Number of exercisable options outstanding
Weighted average remainging contractual life of options
Employee Stock Options [Member] | $7.33 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share	7.33
Options Outstanding	1,591,470
Weighted average remaining contractual life	9 years 6 months 15 days
Number of exercisable options outstanding	52,781
Weighted average remainging contractual life of options	9 years 6 months 22 days
Employee Stock Options [Member] | $10.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share	10.12
Options Outstanding	231,000
Weighted average remaining contractual life	9 years 7 months 28 days
Number of exercisable options outstanding	21,750
Weighted average remainging contractual life of options	9 years 7 months 28 days
Employee Stock Options [Member] | $16.5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share	16.5
Options Outstanding	98,132
Weighted average remaining contractual life	9 years 9 months 15 days
Number of exercisable options outstanding	5,452
Weighted average remainging contractual life of options	9 years 9 months 15 days
Employee Stock Options [Member] | $18.48 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share	18.48
Options Outstanding	439,950
Weighted average remaining contractual life	9 years 11 months 1 day
Number of exercisable options outstanding
Weighted average remainging contractual life of options
Employee Stock Options [Member] | $22.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share	22.07
Options Outstanding	15,000
Weighted average remaining contractual life	9 years 11 months 1 day
Number of exercisable options outstanding
Weighted average remainging contractual life of options